Financial statements of Barclays PLC - Cash flow statement (Narrative)	12 Months Ended
Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Disclosure of additional information about understanding financial position and liquidity of entity

Interest received was £18,748m (2019: £34,061m; 2018: £26,254m) and interest paid was £9,577m (2019: £23,186m; 2018: £16,124m). The Group is required to maintain balances with central banks and other regulatory authorities and these amounted to £3,392m (2019: £4,893m; 2018: £4,717m). For the purposes of the cash flow statement, cash comprises cash on hand and demand deposits and cash equivalents comprise highly liquid investments that are convertible into cash with an insignificant risk of changes in value with original maturities of three months or less. Repurchase and reverse repurchase agreements are not considered to be part of cash equivalents.

Barclays PLC [member]
Condensed Cash Flow Statements, Captions [Line Items]
Disclosure of additional information about understanding financial position and liquidity of entity

The Parent company’s principal activity is to hold the investment in its wholly-owned subsidiaries, Barclays Bank PLC, Barclays Bank UK PLC, Barclays Execution Services Limited and Barclays Principal Investments Limited. Dividends received are treated as operating income.